Revenue - Schedule of Disaggregation of Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 262,735	$ 149,739	$ 114,620
Betting Technology, Content and Services
Disaggregation of Revenue [Line Items]
Revenue	177,201	110,618	88,370
Sports Technology and Services
Disaggregation of Revenue [Line Items]
Revenue	37,222	16,066	14,367
Media Technology, Content and Services
Disaggregation of Revenue [Line Items]
Revenue	48,312	23,055	11,883
Europe
Disaggregation of Revenue [Line Items]
Revenue	175,731	119,393	90,453
Americas
Disaggregation of Revenue [Line Items]
Revenue	69,278	20,419	15,699
Rest of the World
Disaggregation of Revenue [Line Items]
Revenue	$ 17,726	$ 9,927	$ 8,468